Significant Accounting Policies (Q3) (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Cash	$ 0	$ 335,058
Held in marketable securities		345,030,985
Federal depository insurance coverage		250,000
Net tangible assets		$ 5,000,001
Purchase of ordinary shares (in Shares)	0	61,833,333
Shareholders equity value		$ 20,169,599
Underwriting fee		6,900,000
Deferred underwriting fee		12,075,000
Other offering cost		1,194,599
Transaction costs		$ 719,201
Common stock [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)		17,433,333
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)		11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)		5,933,333